CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (2,262,000)	$ (2,866,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	66,000	59,000
Discount amortization on convertible note	259,000	0
Stock-based compensation expense	162,000	181,000
Bad debt expense	169,000	33,000
Accrued interest on convertible notes	22,000	89,000
Amortization of operating lease right of use assets	123,000	0
Change in fair value of warrants	153,000	0
Changes in operating assets and liabilities:
Accounts receivable	(448,000)	367,000
Prepaid expenses and other current assets	474,000	(453,000)
Contract assets	10,000	61,000
Accounts payable and other liabilities	363,000	95,000
Operating lease liabilities	(126,000)	0
Deferred payroll tax credits	1,442,000	0
Deferred revenue	(28,000)	35,000
Net cash provided by (used in) operating activities	379,000	(2,399,000)
Cash flows from investing activities:
Purchase of convertible note	(3,000)	0
Purchases of property and equipment	(9,000)	(73,000)
Net cash used in investing activities	(12,000)	(73,000)
Cash flows from financing activities:
Proceeds from convertible notes	0	7,000,000
Repayment of convertible notes	(1,457,000)	0
Proceeds from exercise of stock options	113,000	6,000
Net cash (used in) provided by financing activities	(1,344,000)	7,006,000
Net increase (decrease) in cash and cash equivalents	(977,000)	4,534,000
Cash and cash equivalents at beginning of period	3,546,000	2,227,000
Cash and cash equivalents at end of period	2,569,000	6,761,000
Supplemental cash flows disclosures
Interest paid	$ 132,000	$ 0